LNG Inventory and LNG Inventory-Affiliate (Notes) (Cheniere Energy Partners, LP [Member])	12 Months Ended
Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Inventory [Line Items]
LNG Inventory and LNG Inventory - Affiliate
LNG INVENTORY AND LNG INVENTORY—AFFILIATE

LNG inventory and LNG inventory—affiliate are recorded at cost and are subject to lower of cost or market (“LCM”) adjustments at the end of each period. LNG inventory—affiliate represents LNG inventory purchased under a related party LNG lease agreement with Cheniere Marketing, LLC (“Cheniere Marketing”), a wholly owned subsidiary of Cheniere, as described in Note 12—“Related Party Transactions.”  LNG inventory and LNG inventory—affiliate costs are determined using the average cost method. Our LCM adjustments primarily related to LNG inventory purchased to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal that are recorded in operating and maintenance expense on our Consolidated Statements of Operations. Recoveries of losses resulting from interim period LCM adjustments are recorded when market price recoveries occur on the same inventory in the same fiscal year. These recoveries are recognized as gains in later interim periods with such gains not exceeding previously recognized losses.

As of December 31, 2013 and 2012, we had $10.4 million and $2.6 million, respectively, of LNG inventory on our Consolidated Balance Sheets. During the years ended December 31, 2013, 2012 and 2011, we recognized $26.9 million, $9.4 million, and $0.4 million, respectively, as a result of LCM adjustments primarily related to LNG inventory purchased to maintain the cryogenic readiness of the regasification facilities at the Sabine Pass LNG terminal that is recorded in operating and maintenance expense on our Consolidated Statements of Operations.

As of December 31, 2013 and 2012, we had $0.1 million and $4.4 million, respectively, of LNG inventory—affiliate presented as Other—affiliate on our Consolidated Balance Sheets. During the years ended December 31, 2013, 2012 and 2011, we recognized zero, $11.0 million, and $10.6 million, respectively, as a result of LCM adjustments to our LNG inventory—affiliate.